UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	May 12, 2006


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	385,290



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
BERKSHIRE HATHAWAY, INC.        COM   084670108     46259       512 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      9045      3003 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     23282   1075401 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    16763    504915 SH         SOLE          SOLE
CDW CORPORATION			COM   12512N105     16562    281425 SH         SOLE          SOLE
CABELA'S INC.			COM   126804301	     2873    140000 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     32967   1008770 SH         SOLE          SOLE
COACHMEN INDUSTRIES, INC.       COM   189873102      2595    228000 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5490    131120 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     24158    924883 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       338      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     32719    604110 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105      1098    357800 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108      1738     51471 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       553     15900 SH         SOLE          SOLE
GLOBAL IMAGING SYSTEMS, INC.    COM   37934A100      1701     44784 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     20420    482731 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     20861    887683 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       456      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     23277    398042 SH         SOLE          SOLE
LANDSTAR SYSTEM, INC.           COM   515098101      4941    112000 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   530718105      9534   1161244 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     33206     98335 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104      1990    147923 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       716     12500 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       423      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      9185    185550 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      2789    186069 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       482      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     26794    599290 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       847     25000 SH         SOLE          SOLE
THE SOUTH FINANCIAL GROUP INC.  COM   837841105       450     17196 SH         SOLE          SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      3269    231000 SH         SOLE          SOLE
THOR INDUSTRIES, INC.           COM   885160101      6511    122015 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106       998      2500 SH         SOLE          SOLE
                                                   385290